Net Loss Per Share	9 Months Ended
Sep. 30, 2022
Earnings Per Share [Abstract]
Net Loss Per Share	Net Loss Per Share
Basic net loss per share is computed by dividing net loss by the weighted-average number of shares of common stock of the Company outstanding during the period. Diluted net loss per share is computed by giving effect to all potential shares of common stock of the Company, including outstanding stock options, warrants, and contingently redeemable preferred stock, to the extent dilutive.
The following table presents the calculation of basic and diluted net loss per share for the Company’s common stock (in thousands, except shares and per share amounts):

	Nine months ended September 30,
	2022	2021
Numerator:
Net loss for basic and diluted earnings per common share	$(54,974)	$(30,591)
Unpaid cumulative dividends on preferred stock	(28,925)	(27,068)
Net loss allocated to common shareholders	$(83,899)	$(57,659)

Denominator:
Weighted-average shares used in calculating net loss per share, basic and diluted	2,108,472	1,909,635

Net loss per common share, basic and diluted(1)	$(39.79)	$(30.19)
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(1)In periods in which the Company reports a net loss, all share-based compensation awards are excluded from the calculation of diluted weighted average shares outstanding because of their anti-dilutive effect on earnings (loss) per share.
As of September 30, 2022 and 2021, potential shares of common stock not included in the computation of loss per share because their effect would be antidilutive include the following:

	Nine months ended September 30,
	2022	2021
Redeemable convertible preferred stock (if converted)	29,521,810	29,521,810
Options	3,790,978	3,540,570
RSAs	579,660	579,660
Warrants	225,223	225,223
Total	34,117,671	33,867,263
Under the organizational documents of the Company, the preferred shares are convertible by the holder at any time at their option. In addition, the preferred shares will automatically convert into common shares upon either (i) the determination of the holders of certain requisite preferred shares of the Company (which determination will be submitted for approval by such stockholders in connection with the Business Combination described in Note 1, Description of the Business), or (ii) a firmly underwritten initial public offering of the Company’s shares that satisfies certain requirements (but not, for the avoidance of doubt, upon a business combination with a special purpose acquisition company, such as the Business Combination, unless such conversion is otherwise effected pursuant to clause (i) above). Such conversion would be at a 1:1 ratio, adjusted for certain corporate events. Upon conversion of the preferred shares, the cumulative accrued and declared dividends will become payable. The additional 29,521,810 of potential shares of common stock resulting from any such conversion are not included in the computation of diluted net loss per share in the nine months ended September 30, 2022 and 2021, respectively, because doing so would be anti-dilutive. In connection with the SAFE, see Note 6 - Fair Value, the Company could issue additional potential shares of common stock upon closing of the Business Combination. Further, under the Simple Agreement for Future Equity ("SAFE") warrant, additional potential shares of common stock could be issued upon closing of the Business Combination and exercise of the warrant. These potential shares of common stock have not been issued as of September 30, 2022. The per share issuance price for the SAFE and SAFE warrant upon closing of the Business Combination is 100% of the liquidity price. If another qualified liquidity event occurs instead, the issuance price is 90% of the liquidity price.
Net Loss Per ShareBasic net loss per share is computed by dividing net loss by the weighted-average number of shares of common stock of the Company outstanding during the period. Diluted net loss per share is computed by giving effect to all potential shares of common stock of the Company, including outstanding stock options, warrants, and contingently redeemable preferred stock, to the extent dilutive.
The following table presents the calculation of basic and diluted net loss per share for the Company’s common stock (in thousands, except shares and per share amounts):

	Year Ended December 31,
	2021	2020
	as Restated	as Restated
Numerator:
Net loss for basic and diluted earnings per common share	$(46,689)	$(37,713)
Unpaid cumulative dividends on preferred stock	(36,758)	(31,291)
Net loss allocated to common shareholders	$(83,447)	$(69,004)
Denominator:
Weighted-average shares used in calculating net loss per share, basic and diluted	1,959,165	1,629,821
Net loss per common share, basic and diluted(1)	$(42.59)	$(42.34)
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(1)In periods in which the Company reports a net loss, all stock-based compensation awards are excluded from the calculation of diluted weighted average shares outstanding because of their anti-dilutive effect on earnings (loss) per share.
As of December 31, 2021 and 2020, potential shares of common stock not included in the computation of earnings per share because their effect would be antidilutive include the following:

	Year Ended December 31,
	2021	2020
Redeemable convertible preferred stock (if converted)	29,521,810	25,729,542
Options	3,848,420	4,283,200
RSAs	579,660	324,680
Warrants	225,223	383,281
Total	34,175,113	30,720,703
Under the organizational documents of the Company, the preferred shares will automatically convert into common shares upon either (i) the determination of the holders of certain requisite preferred shares of the Company (which determination will be submitted for approval by such stockholders in connection with the Merger described below in Note 20) or (ii) a firmly underwritten initial public offering of the Company’s shares that satisfies certain requirements (but not, for the avoidance of doubt, upon a business combination with a special purpose acquisition company, such as the Merger, unless such conversion is otherwise effected pursuant to clause (i) above). Such conversion would be at a 1:1 ratio, adjusted for certain corporate events.Upon conversion of the preferred shares, the cumulative accrued and declared dividends will become payable. The additional 29,521,810 and 25,729,542 of potential shares of common stock resulting from any such conversion are not included in the computation of diluted net loss per share in 2021 and 2020, respectively, because neither an initial public offering nor a stockholder determination of such conversion had occurred at the end of the period. In connection with the SAFE, see Note 10 - Simple Agreement for Future Equity, the Company could issue additional potential shares of common stock upon closing of the Merger. Further, under the SAFE warrant, see Note 6 – Fair Value and Note 11 – Warrants Liability, additional potential shares of common stock could be issued upon closing of the Merger and exercise of the warrant. These potential shares of common stock have not been issued as of December 31, 2021. The per share issuance price for the SAFE and SAFE warrant upon closing of the Merger is 100% of the liquidity price. If another qualified liquidity event occurs instead, the issuance price is 90% of the liquidity price.